Loan Capital - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about borrowings [line items]
Loan capital	$ 17,265	$ 17,666
Additional Tier 1 (AT1) loan capital
Disclosure of detailed information about borrowings [line items]
Loan capital	8,955	8,428
Convertible preference shares
Disclosure of detailed information about borrowings [line items]
Loan capital		1,188
Westpac Capital Notes
Disclosure of detailed information about borrowings [line items]
Loan capital	7,370	5,684
USD AT1 securities
Disclosure of detailed information about borrowings [line items]
Loan capital	1,585	1,556
Tier 2 loan capital
Disclosure of detailed information about borrowings [line items]
Loan capital	8,310	9,238
Subordinated notes
Disclosure of detailed information about borrowings [line items]
Loan capital	7,822	8,789
Subordinated perpetual notes
Disclosure of detailed information about borrowings [line items]
Loan capital	488	449
Parent Entity
Disclosure of detailed information about borrowings [line items]
Loan capital	17,265	17,666
Parent Entity | Additional Tier 1 (AT1) loan capital
Disclosure of detailed information about borrowings [line items]
Loan capital	8,955	8,428
Parent Entity | Convertible preference shares
Disclosure of detailed information about borrowings [line items]
Loan capital		1,188
Parent Entity | Westpac Capital Notes
Disclosure of detailed information about borrowings [line items]
Loan capital	7,370	5,684
Parent Entity | USD AT1 securities
Disclosure of detailed information about borrowings [line items]
Loan capital	1,585	1,556
Parent Entity | Tier 2 loan capital
Disclosure of detailed information about borrowings [line items]
Loan capital	8,310	9,238
Parent Entity | Subordinated notes
Disclosure of detailed information about borrowings [line items]
Loan capital	7,822	8,789
Parent Entity | Subordinated perpetual notes
Disclosure of detailed information about borrowings [line items]
Loan capital	$ 488	$ 449